Members' Capital (Details) - USD ($)		12 Months Ended
		Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2017
Reserve Quantities [Line Items]
Ending balance, value		$ (1,427,646)	$ (945,019)	$ (247,605)	$ (302,297)
G R Unlimited [Member]
Reserve Quantities [Line Items]
Beginning balance, shares	[1]	40,706,873
Ending balance, value		$ 9,860,686		$ 4,701,773
Issued pursuant to conversion of promissory notes, shares	[1]	5,465,877
Issued pursuant to conversion of promissory notes		$ 1,451,400
Issued in connection with Technology License Agreement, shares	[1]	6,600,000
Issued in connection with Technology License Agreement		$ 1,574,761
Issued upon exercise of unit purchase Options, shares	[1]	4,202,429
Issued upon exercise of unit purchase Options		$ 1,218,784
Issued pursuant to Subscription Receipts, shares	[1]	3,771,023
Issued pursuant to Subscription Receipts		$ 913,968
Ending balance, shares	[1]	60,746,202

[1]	The number of common shares per the table above represents the number of common shares exchanged for the common units, Seed Round Preferred Units and Incentive Units in connection with completion of the Transaction.